Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Operating expenses
General and administrative	$ 154,007	$ 197,208	$ 305,338
Professional, other fees and salaries	462,124	441,981	747,280
Recovery of reserve for litigation costs	(205,788)
Stock-based compensation			140,612
Development costs (recovery)		(41,546)	(130,069)
Travel and entertainment	23,903	52,568	101,496
Amortization of property and equipment	27,735	3,175	3,922
Amortization of patents	8,123	152,962	156,960
Impairment of patents		223,143
Foreign exchange gain	1,447	(40,548)	(117,779)
Total operating expenses	471,551	988,943	1,207,760
Other expenses (income)
Accretion expense	1,099,818	1,517,436	2,039,344
Convertible debt interest expense	441,369	496,172	504,778
Financing costs	35,500	72,476	40,414
Gain on revaluation of derivative liabilities	(771,920)	(343,436)	(1,094,718)
Loss on conversion of convertible debentures	96,484	101,919	63,852
Gain on extinguishment of convertible debentures	(127,409)	(646)	(399,191)
Total other (income) expenses	773,842	1,843,921	1,154,479
Net loss before income tax provision	(1,245,393)	(2,832,864)	(2,362,239)
Income tax provision	0	0	0
Total comprehensive loss	$ (1,245,393)	$ (2,832,864)	$ (2,362,239)
Weighted average number of outstanding shares, basic and diluted (in shares)	377,380,476	288,398,051	237,242,674
Basic and diluted loss per share (in dollars per share)		$ (0.01)	$ (0.01)